Leases (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Present value of finance lease agreements	R$ 4,037	R$ 6,118
Future financing charges	3,038	2,983
Gross amount of finance lease agreements	7,075	9,101
Later Than One Year 3 [Member]
IfrsStatementLineItems [Line Items]
Present value of finance lease agreements	490	895
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Present value of finance lease agreements	1,766	2,807
Later than five years [member]
IfrsStatementLineItems [Line Items]
Present value of finance lease agreements	R$ 1,781	R$ 2,416